Supplement to the

Fidelity® Equity-Income Fund

A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 37.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

EQUB-07-01 June 29, 2007
1.712070.109

Supplement to the

Fidelity ® Utilities Fund

A Fund of Fidelity Devonshire Street Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2007

The following information replaces similar information found in the "Fund Holdings" section on page 36.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal end).

UIFB-07-01 June 29, 2007
1.712214.112

Supplement to the

Fidelity® Real Estate Investment Portfolio

A Fund of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2006

The following information replaces similiar information found in the "Fund Holdings Information" section on page 39.

The fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

REAB-07-01 June 29, 2007
1.712071.110

Supplement to the

Fidelity Advisor Large Cap Growth Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® Large Cap Growth Fund

Fidelity Advisor Large Cap Value Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Large Cap Value Fund

Fidelity Advisor Mid Cap Growth Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Mid Cap Growth Fund

Fidelity Advisor Mid Cap Value Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 41.

Each fund will provide a full list of holdings monthly on www.advisor.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

ACOM1B-07-01 June 29, 2007
1.848945.100

Supplement to the

Fidelity® Large Cap Growth Fund,
Fidelity Large Cap Value Fund,
Fidelity Mid Cap Growth Fund,
Fidelity Mid Cap Value Fund

Funds of Fidelity Devonshire Trust

STATEMENT OF ADDITIONAL INFORMATION

March 31, 2007

The following information replaces similar information found in the "Fund Holdings Information" section on page 41.

Each fund will provide a full list of holdings monthly on www.fidelity.com 30 days after the month-end (excluding high income security holdings, which generally will be presented as an aggregate position monthly and included in a list of full holdings 60 days after its fiscal quarter end).

LMCB-07-02 June 29, 2007
1.774031.109